FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Percentage of currency stronger against the NIS	5.00%	5.00%	5.00%
Additional expense that would have been recognized	$ 3,000	$ 12,000	$ 58,000
Fair value of borrowing	94,000,000
Payable in respect of intangible assets purchase balances	$ 26,600,000
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Interest rate risk [member] | Floating rate | Minimum
Financial instruments
Spread rate	1.75%
Interest rate risk [member] | Fixed rate
Financial instruments
Borrowings, interest rate	8.20%
Interest rate risk [member] | Fixed rate | Period for trailing four quarters ending March 31, 2021
Financial instruments
Borrowings, interest rate	6.70%